Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue	$ 119,018	$ 1,493,709
Cost of revenue	(733,191)	(944,347)
Gross (loss)/profit	(614,173)	549,362
Operating expenses:
Selling and marketing expenses	(113,489)	(127,586)
General and administrative expenses	(1,218,773)	(1,226,493)
Total operating expenses	(1,332,262)	(1,354,079)
Loss from operations	(1,946,435)	(804,717)
Interest income	25,884	37,417
Interest expense	(397,385)	(397,174)
Investment income / (loss)	1,166,988	931,959
Foreign currency exchange loss	45,315	(158,905)
Gain on disposals of equipment		1,545
Impairment loss	(1,828,790)	6,526
Other expenses, net	(2,011)	12,388
Loss before income taxes	(2,936,434)	(370,961)
Income tax benefits		3,988
Net loss	(2,936,434)	(366,973)
Other comprehensive loss:
Foreign currency translation adjustment	195,024	(981,042)
Total comprehensive loss	$ (2,741,410)	$ (1,348,015)
Net loss per ordinary share, basic	$ (0.19)	$ (0.02)
Net loss per ordinary share, diluted	$ (0.19)	$ (0.02)
Weighted average number of ordinary shares, basic	15,824,533	15,440,444
Weighted average number of ordinary shares, diluted	15,824,533	15,440,444